Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

Note 23 — Income Taxes

The domestic and foreign components of income (loss) before income taxes from continuing operations for the years ended December 31, 2016 and 2015 are as follows (in thousands):

	2016	2015
Domestic	$(24,847)	$(13,691)
Foreign	(1,885)	1,963

Loss from Continuing Operations before Provision for Income Taxes	$(26,732)	$(11,728)

The income tax provision (benefit) for the years ended December 31, 2016 and 2015 consists of the following (in thousands):

	2016	2015
Foreign
Current	$—	$—
Deferred	(1,295)	1,786
U.S. federal
Current	—	—
Deferred	(5,247)	(5,706)
State and Local
Current	(1)	—
Deferred	(1,845)	(1,073)
	(8,388)	(4,993)
Change in valuation allowance	8,387	4,993

Income Tax Provision	$(1)	$—

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2016 and 2015 is as follows:

	2016	2015
U.S. federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	3.4	6.3
Impairment of goodwill	(9.4)
Incentive stock options	(1.0)	(2.3)
State rate change and other	1.1	(0.2)
US-Foreign income tax rate difference	(0.6)	1.3
Other permanent items	3.9	3.5
Change in valuation allowance	(31.4)	(42.6)
Effective Rate	0.0%	0.0%

As of December 31, 2016 and 2015, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

(in 000s)	2016	2015
Deferred Tax Asset
Net operating loss carryovers	$18,293	$13,149
Deferred revenue	4,663	2,732
Stock based compensation	556	606
Deb debenture	130	—
Research credits	159	159
Accrued compensation	296	130
Reserves	846	—
Other	887	228

Total Deferred Tax Asset	25,830	17,004
Less: valuation allowance	(19,472)	(11,085)

Deferred Tax Asset, Net of Valuation Allowance	$6,358	$5,919

Deferred Tax Liabilities	2016	2015
Intangible assets	$(5,312)	$(4,917)
Fixed assets	(312)	(209)
Other	(12)	(80)
Prepaid maintenance	(20)	(145)
Capitalized research	(702)	(568)
Total deferred tax liabilities	(6,358)	(5,919)

Net Deferred Tax Asset (Liability)	$—	$—

As of December 31, 2016 and 2015, the Company had approximately $41.1 million and $32.3 million, respectively, of U.S. federal and state net operating loss (“NOL”) carryovers available to offset future taxable income. These NOLs, if not utilized, begin expiring in the year 2023.

In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s net operating loss carryover may be subject to an annual limitation in the event of a change of control, as defined by the regulations. On April 18, 2014, the Company acquired 100% of the outstanding capital stock of AirPatrol Corporation. As of April 18, 2014, AirPatrol had approximately $17.2 million of U.S. federal and state NOL carryovers available to offset future taxable income. In accordance with Section 382, these NOL carryovers are subject to an annual limitation of approximately $978,000. The Company also performed a preliminary evaluation as to whether a change of control has taken place and concluded that Softlead, Inc. experienced a change of ownership upon the completion of the reverse merger transaction in July 2011. It is estimated that Softlead’s NOLs are subject to an annual limitation of $331,000 for NOLs generated up through the date of the reverse merger in July 2011.

As of December 31, 2016 and 2015, the Company had approximately $1,233,000 and $1,199,000 respectively of Saudi Arabian NOL carryovers available to offset future taxable income. Although the carryover period is unlimited, only 25% of taxable income in any given year may be offset by the Company’s NOL carryovers. As of December 31, 2016 and 2015, AirPatrol Canada, which was acquired on April 18, 2014 as part of the AirPatrol Merger Agreement, had approximately $7,405,000 and $3,924,000 respectively, of Canadian NOL carryovers available to offset future taxable income. These NOLs, if not utilized, begin expiring in the year 2026. As of December 31, 2015 the Company’s management decided to close its Saudi Arabia legal entity. This may impact our carry forward of the NOL upon the completion of our plans.

No provision was made for U.S. taxes on the undistributed earnings of AirPatrol Canada, as such earnings are considered to be permanently reinvested. Such earnings have been, and will continue to be, reinvested, but could become subject to additional tax, if they were remitted as dividends, loaned to the Company, or if the Company should sell its stock in AirPatrol Canada. It is not practicable to determine the amount of additional tax, if any, that might be payable on the undistributed foreign earnings.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realization of deferred tax assets, management considers, whether it is “more likely than not”, that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2016 and 2015. As of December 31, 2016 and December 31, 2015, the change in valuation allowance was $8,387,000 and $4,993,000, respectively.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company is required to file income tax returns in the United States (federal), Canada, Saudi Arabia and in various state jurisdictions in the United States. Based on the Company’s evaluation, it has been concluded that there are no material uncertain tax positions requiring recognition in the Company’s financial statements for the years ended December 31, 2016 and 2015.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and as a component of selling, general and administrative expense, respectively. There were no amounts accrued for interest or penalties for the years ended December 31, 2016 and 2015. Management does not expect any material changes in its unrecognized tax benefits in the next year.

The Company operates in multiple tax jurisdictions and, in the normal course of business, its tax returns are subject to examination by various taxing authorities. Such examinations may result in future assessments by these taxing authorities. The Company is subject to examination by U.S. tax authorities beginning with the year ended December 31, 2013. In general, the Canadian Revenue Authority may reassess taxes four years from the date the original notice of assessment was issued. The tax years that remain open and subject to Canadian reassessment are 2012 – 2016. The Company is also subject to examination in Saudi Arabia for five years following the filing of the income tax return.